ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2022
ACQUISITIONS
Schedule of purchase price allocation

		Amortization
	RMB	period
Cash	5,554
Other current assets	4,704
Property, plant and equipment	149	3 years
Intangible assets
Patents	42,495	5 years
Goodwill	67,856
Other non-current assets	261
Other current liabilities	8,868
Deferred tax liabilities	6,374
Other non-current liabilities	2,980
Total	102,797